Fees Summary	Aug. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,457,000
Previously Paid Amount	0.00
Total Fee Amount	1,986.25
Total Offset Amount	0.00
Net Fee	1,986.25
Narrative - Max Aggregate Offering Price	$ 13,457,000
Final Prospectus	true